UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2013

                    DATE OF REPORTING PERIOD: MARCH 31, 2013

ITEM 1.    REPORTS TO STOCKHOLDERS.




     [RIVERPARK FUNDS LOGO]

--------------------------------------------------------------------------------
                                                      Semi-Annual Report
                                                      March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

     RiverPark Large Growth Fund
     Retail Class and Institutional Class Shares

     RiverPark/Wedgewood Fund
     Retail Class and Institutional Class Shares

     RiverPark Short Term High Yield Fund
     Retail Class and Institutional Class Shares

     RiverPark Long/Short Opportunity Fund
     Retail Class and Institutional Class Shares

     RiverPark/Gargoyle Hedged Value Fund
     Retail Class and Institutional Class Shares








Investment Adviser:
RiverPark Advisors, LLC

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedules of Investments
     RiverPark Large Growth Fund ..........................................  1
     RiverPark/Wedgewood Fund .............................................  2
     RiverPark Short Term High Yield Fund .................................  3
     RiverPark Long/Short Opportunity Fund ................................  5
     RiverPark/Gargoyle Hedged Value Fund .................................  8
Statements of Assets and Liabilities ...................................... 10
Statements of Operations .................................................. 12
Statements of Changes in Net Assets ....................................... 14
Financial Highlights ...................................................... 18
Notes to Financial Statements ............................................. 20
Disclosure of Fund Expenses ............................................... 33

The RiverPark Funds file their complete schedules of fund holdings with the Security and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

[RIVERPARK FUNDS LOGO]                               RiverPark Large Growth Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------


Sector Weighting+
26.5% Consumer Discretionary
25.9% Information Technology
19.8% Financials
7.4% Energy
5.9% Industrials
5.1% Materials
4.1% Time Deposit
2.8% Telecommunication Services
2.5% Health Care
+ Percentages are based on total investments.



--------------------------------------------------------------------------------
Description                                      Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 96.6%**
  Consumer Discretionary -- 26.7%
     Coach                                       10,320          $    516
     Discovery Communications, ClC*               7,180               499
     Dollar Tree*                                26,839             1,300
     Fossil*                                      2,413               233
     Las Vegas Sands                              5,202               293
     priceline.com*                               1,550             1,067
     Ralph Lauren, Cl A                           1,592               269
     Starbucks                                   13,516               770
     TripAdvisor*                                 9,506               499
     Ulta Salon Cosmetics & Fragrance*            5,053               410
     Walt Disney                                 13,185               749
     Wynn Resorts                                 2,154               270
                                                                    -----
                                                                    6,875
                                                                    -----
  Energy -- 7.5%
     Cabot Oil & Gas                              7,869               532
     National Oilwell Varco                       5,280               373
     Schlumberger                                 3,123               234
     Southwestern Energy*                        21,068               785
                                                                    -----
                                                                    1,924
                                                                    -----
  Financials -- 20.0%
     American Express                             5,381               363
     Charles Schwab                              41,117               727
     CME Group, Cl A                              7,781               478
     KKR & Co., LP (a)                           26,682               516
     Mastercard, Cl A                               931               504
     TD Ameritrade Holding                       36,631               755
     The Blackstone Group LP (a)                 65,350             1,293
     Visa, Cl A                                   2,972               504
                                                                    -----
                                                                    5,140
                                                                    -----
  Health Care -- 2.5%
     Edwards Lifesciences*                        2,837               233
     Intuitive Surgical*                            433               213
     Stericycle*                                  1,980               210
                                                                    -----
                                                                      656
                                                                    -----




--------------------------------------------------------------------------------
                                            Shares/Face
Description                                Amount (000)          Value (000)
--------------------------------------------------------------------------------
  Industrials -- 5.9%
    B/E Aerospace*                                4,204             $ 253
    Precision Castparts                           1,180               224
    Realogy Holdings*                            21,288             1,040
                                                                    -----
                                                                    1,517
                                                                    -----
  Information Technology -- 26.1%
    Alliance Data Systems*                        3,529               571
    Apple                                         3,182             1,408
    Cognizant Technology Solutions, Cl A*         5,999               460
    eBay*                                        12,370               671
    Equinix*                                      5,432             1,175
    Google, Cl A*                                 1,525             1,211
    QUALCOMM*                                    18,127             1,214
                                                                    -----
                                                                    6,710
                                                                    -----
    Materials -- 5.1%
    Ecolab                                        2,940               236
    Monsanto                                      8,306               877
    Praxair                                       1,740               194
                                                                    -----
                                                                    1,307
                                                                    -----
  Telecommunication Services -- 2.8%
    American Tower REIT, Cl A                     4,888               376
    SBA Communications, Cl A*                     4,907               353
                                                                    -----
                                                                      729
                                                                    -----
Total Common Stock
    (Cost $21,098) (000)                                           24,858
                                                                   ------

Time Deposit -- 4.1%
    Brown Brothers, 0.031% (b)                  $ 1,066             1,066
    (Cost $1,066) (000)                                            ------


Total Investments -- 100.7%
    (Cost $22,164) (000)                                         $ 25,924
                                                                 ========


As of March 31, 2013, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $25,739 (000).
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At March 31, 2013, these securities amounted to $1,809 (000) or 7.0% of Net Assets.
(b) Rate shown is the simple yield as of March 31, 2013.
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       1

[RIVERPARK FUNDS LOGO]                                  RiverPark/Wedgewood Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

Sector Weighting+
29.6 Information Technology
20.0 Health Care
15.9 Financials
11.2 Industrails
10.3 Consumer Discretionary
6.8% Time Deposit
6.2% Energy
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                      Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 92.9%**
  Consumer Discretionary -- 10.3%
     Coach                                      542,000        $   27,095
     Monster Beverage*                          503,000            24,013
     priceline.com*                              32,000            22,014
                                                               ----------
                                                                   73,122
                                                               ----------
  Energy -- 6.1%
     National Oilwell Varco                     303,000            21,437
     Schlumberger                               298,000            22,317
                                                               ----------
                                                                   43,754
                                                               ----------
  Financials -- 15.9%
     American Express                           307,000            20,710
     Berkshire Hathaway, Cl B                   418,000            43,556
     Charles Schwab                           1,344,000            23,776
     Visa, Cl A                                 148,000            25,136
                                                               ----------
                                                                  113,178
                                                               ----------
  Health Care -- 20.0%
     Express Scripts Holding*                   645,000            37,184
     Gilead Sciences*                           486,000            23,780
     Perrigo                                    174,000            20,659
     Stericycle*                                306,000            32,491
     Varian Medical Systems*                    391,000            28,152
                                                               ----------
                                                                  142,266
                                                               ----------
  Industrials -- 11.1%
     Cummins                                    250,000            28,952
     Expeditors International of
       Washington                               703,000            25,104
     Verisk Analytics, Cl A*                    409,000            25,207
                                                               ----------
                                                                   79,263
                                                               ----------
  Information Technology -- 29.5%
     Apple                                      145,000            64,181
     Cognizant Technology Solutions, Cl A*      406,000            31,104
     EMC*                                     1,386,000            33,112
     Google, Cl A*                               47,000            37,319
     QUALCOMM*                                  666,000            44,589
                                                               ----------
                                                                  210,305
                                                               ----------
Total Common Stock
(Cost $586,543) (000)                                             661,888
                                                               ----------


--------------------------------------------------------------------------------
                                              Face Amount
Description                                      (000)          Value (000)
--------------------------------------------------------------------------------
Time Deposit -- 6.8%
     Brown Bothers, 0.031%(a)                 $  48,462         $  48,462
     (Cost $48,462) (000)                                         ---------

Total Investment -- 99.7%
     (Cost $635,005) (000)
                                                                 $710,350
                                                                =========

As of March 31, 2013, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $712,220 (000).
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Rate shown is the simple yield as of March 31, 2013.
Cl -- Class



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK FUNDS LOGO]                      RiverPark Short Term High Yield Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

Sector Weighting+
90.8% Corporate Obligations
7.0% Convertible Bonds
1.6% Bank Loan Obligations
0.5% Preferred Stock
0.1% Asset-Backed Security
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                            Face Amount
Description                                   (000)              Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Corporate Obligations -- 90.8%

  Consumer Discretionary -- 18.6%
     Avis Budget Car Rental
          9.625%, 03/15/18                     $ 19,333          $ 21,808
          2.790%, 05/15/14 (a)                    2,300             2,312
     Hanesbrands
          8.000%, 12/15/16                       10,066            10,934
     Lions Gate Entertainment
          10.250%, 11/01/16 (b)                     500               548
     MDC Partners
          11.000%, 11/01/16 (b)                  14,835            16,541
     MGM Resorts International
          6.750%, 04/01/13                        9,215             9,215
     Nielsen Finance
          11.625%, 02/01/14                       7,911             8,564
     Office Depot
          6.250%, 08/15/13                        5,824             5,933
     QVC
          7.125%, 04/15/17 (b)                      590               611
     Sealy Mattress
          8.250%, 06/15/14                          500               502
     Wallace Theater Holdings
          12.500%, 06/15/13 (a) (b)              17,280            17,366
                                                                   ------
                                                                   94,334
                                                                   ------
Consumer Staples -- 10.5%
     Avon Products
          5.625%, 03/01/14                        7,980             8,326
     Beverages & More
          9.625%, 10/01/14 (b)                    7,125             7,374
     Dole Food
          13.875%, 03/15/14                      10,994            11,764
          8.000%, 10/01/16 (b)                    1,850             1,933
     Pinnacle Foods Finance
          9.250%, 04/01/15                        2,216             2,227
     Southern States Cooperative
          11.250%, 05/15/15 (b)                   2,617             2,774
     SUPERVALU
          7.500%, 11/15/14                       18,691            18,855
                                                                   ------
                                                                   53,253
                                                                   ------



--------------------------------------------------------------------------------
                                            Face Amount
Description                                   (000)              Value (000)
--------------------------------------------------------------------------------

Energy -- 13.3%
     Chesapeake Energy
          6.875%, 08/15/18                     $ 10,554          $ 11,332
     Offshore Group Investment
          11.500%, 08/01/15                      30,220            33,015
     Seitel
          9.750%, 02/15/14                        3,785             3,802
     SESI
          6.875%, 06/01/14                        2,950             2,955
     Stallion Oilfield Holdings
          10.500%, 02/15/15                      15,427            16,353
                                                                   ------
                                                                   67,457
                                                                   ------
Financials -- 3.3%
     ABN Amro North American
      Holding Preferred Capital
      Repackage Trust I
          3.388%, 12/29/49 (a) (b)                2,000             2,000
     Realogy Group
          12.000%, 04/15/17                      10,805            11,528
          11.500%, 04/15/17                       3,000             3,206
                                                                   ------
                                                                   16,734
                                                                   ------
Health Care -- 5.9%
     Angiotech Pharmaceuticals
          5.000%, 12/01/13 (a)                    3,799             3,818
     BioScrip
          10.250%, 10/01/15                       5,900             6,232
     Elan Finance
          6.250%, 10/15/19 (b)                    4,000             4,690
     Merge Healthcare
          11.750%, 05/01/15                       8,510             9,090
     St. Jude Medical
          3.750%, 07/15/14                        5,731             5,963
                                                                   ------
                                                                   29,793
                                                                   ------
Industrials -- 7.1%
     ACL I
          10.625%, 02/15/16                      23,309            24,566
     ARAMARK
          8.500%, 02/01/15                        3,750             3,755
     Continental Airlines
      Pass-Through Trust
          6.940%, 10/15/13                           10                10
     Corrections Corp of America
          7.750%, 06/01/17                        1,420             1,492
     Intertape Polymer US
          8.500%, 08/01/14                          587               590
     KAR Auction Services
          4.299%, 05/01/14 (a)                    1,000             1,001
     NXP BV
          3.054%, 10/15/13 (a)                    1,338             1,338
     Ultrapetrol Bahamas
          9.000%, 11/24/14                        3,250             3,250
                                                                   ------
                                                                   36,002
                                                                   ------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       3

[RIVERPARK FUNDS LOGO]                      RiverPark Short Term High Yield Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            Face Amount
Description                                    (000)             Value (000)
--------------------------------------------------------------------------------

Information Technology -- 13.9%
     Alion Science and Technology
          12.000%, 11/01/14                     $   626           $   643
     Equinix
          8.125%, 03/01/18                       20,561            22,733
     First Data
          9.875%, 09/24/15                       17,144            17,744
     Seagate Technology International
          10.000%, 05/01/14 (b)                   4,526             4,809
     Stratus Technologies Bermuda
          12.000%, 03/29/15                       3,829             3,939
     Stream Global Services
          11.250%, 10/01/14 (b)                  19,434            20,188
                                                                   ------
                                                                   70,056
                                                                   ------
Materials -- 7.0%
     Appleton Papers
          10.500%, 06/15/15 (b)                  14,575            15,450
          9.750%, 06/15/14                        2,306             2,297
     Catalyst Paper
          13.000%, 09/13/16 (a) (b)               3,526             3,658
     Neenah Paper
          7.375%, 11/15/14                        2,151             2,162
     Noranda Aluminum Acquisition
          4.524%, 05/15/15 (a)                   11,919            11,923
                                                                   ------
                                                                   35,490
                                                                   ------
Telecommunication Services -- 11.2%
     Cricket Communications
          7.750%, 05/15/16                        7,500             7,838
     Frontier Communications
          6.625%, 03/15/15                          189               211
     Intelsat Luxembourg
          11.500%, 02/04/17                      17,025            18,089
     iPCS
          2.424%, 05/01/13 (a)                    5,500             5,497
     ITC Deltacom
          10.500%, 04/01/16                       2,603             2,751
     Virgin Media Finance
          4.875%, 02/15/22                       19,100            19,434
     Wind Acquisition Finance
          11.750%, 07/15/17 (b)                   2,760             2,939
                                                                   ------
                                                                   56,759
                                                                   ------
Total Corporate Obligations
(Cost $459,124) (000)                                             459,878
                                                                  -------



--------------------------------------------------------------------------------
                                            Face Amount
Description                                (000)/Shares          Value (000)
--------------------------------------------------------------------------------

Convertible Bonds -- 7.0%
     Five Star Quality Care
          3.750%, 10/15/26                      $ 2,000           $ 1,980
     Icahn Enterprises LP
          4.000%, 08/15/13 (a)                   18,488            18,661
     NRFC NNN Holdings
          11.500%, 06/15/13 (b)                  13,975            14,569
                                                                  -------
Total Convertible Bonds
(Cost $34,738) (000)                                               35,210
                                                                  -------

Preferred Stock -- 0.5%
     HJ Heinz Finance                                25             2,558
          8.000%, 07/15/13 (b)                                    -------
          (Cost $2,666) (000)



Asset-Backed Security -- 0.1%
  Other Asset-Backed Security -- 0.1%
     Aircraft Certificate Owner Trust
      Ser 2003-1A, Cl D
          6.455%, 09/20/22 (b)                      697               708
          (Cost $699) (000)                                        ------

Bank Loan Obligations -- 1.6%
     Eastman Kodak
          0.000%, 07/20/13 (c)                    1,403             1,403
     MediaNews Group
          8.500%, 03/19/14                        2,623             2,611
     Paxton Media Group
          9.000%, 04/29/15                        4,069             3,835
          9.000%, 04/29/15                          268               253
                                                                    -----


Total Bank Loan Obligations
  (Cost $8,169) (000)
                                                                    8,102
                                                                    -----

Total Investments -- 100.0%
(Cost $505,396) (000)
                                                                 $506,456
                                                                 ========

As of March 31, 2013, all of the Fund's investments were considered Level 2, except for Preferred Stock, which was Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $506,306 (000).
(a) Variable rate security - Rate disclosed is the rate in effect on March 31, 2013.
(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Unsettled bank loan. Interest rate not available as of March 31, 2013.
Cl -- Class
LP -- Limited Partnership
Ser -- Series

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK FUNDS LOGO]                     RiverPark Long/Short Opportunity Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

Sector Weighting+
24.9% Consumer Discretionary
24.7% Information Technology
18.9% Financials
11.2% Time Deposit
7.3% Energy
4.7% Industrials
3.2% Materials
2.6% Health Care
2.5% Telecommunication Services
+ Percentages are based on total investments. Excludes securities sold short, purchased options and written options.

--------------------------------------------------------------------------------
Description                                      Shares          Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 98.2%**
  Consumer Discretionary -- 27.6%
     Coach                                       14,544             $ 727
     Discovery Communications, Cl C* (c)          8,605               598
     Dollar Tree* (c)                            30,249             1,465
     Dollarama                                    6,735               432
     Fossil*                                      3,492               338
     Imax*                                       13,731               367
     Las Vegas Sands                              7,152               403
     priceline.com* (c)                           1,734             1,193
     Ralph Lauren, Cl A                           2,010               340
     Rentrak*                                    17,145               377
     Starbucks                                   19,510             1,111
     TripAdvisor*                                13,502               709
     Ulta Salon Cosmetics & Fragrance*            7,045               572
     Walt Disney (c)                             14,552               827
     Wynn Resorts                                 2,961               371
                                                                    -----
                                                                    9,830
                                                                    -----
  Energy -- 8.1%
     Cabot Oil & Gas (c)                         10,894               737
     CARBO Ceramics                               1,981               180
     National Oilwell Varco (c)                   6,767               479
     Schlumberger (c)                             4,756               356
     Southwestern Energy*                        30,089             1,121
                                                                    -----
                                                                    2,873
                                                                    -----
  Financials -- 20.9%
     American Express                             7,398               499
     Charles Schwab (c)                          54,336               961
     CME Group, Cl A (c)                         11,736               721
     KKR & Co., LP (a)                           41,185               796
     Mastercard, Cl A (c)                         1,138               616
     TD Ameritrade Holding                       50,653             1,044
     The Blackstone Group LP (a)                111,601             2,208
     Visa, Cl A (c)                               3,546               602
                                                                    -----
                                                                    7,447
                                                                    -----
  Health Care -- 2.8%
     Accretive Health* (c)                       35,679               362
     Edwards Lifesciences*                        4,117               338



--------------------------------------------------------------------------------
                                            Shares/Face
Description                                 Amount (000)         Value (000)
--------------------------------------------------------------------------------

     Intuitive Surgical*                            626             $ 308
                                                                    -----
                                                                    1,008
                                                                    -----
  Industrials -- 5.2%
     B/E Aerospace                                5,800               350
     Realogy Holdings*                           30,431             1,486
                                                                    -----
                                                                    1,836
                                                                    -----

  Information Technology -- 27.3%
     Alliance Data Systems* (c)                   4,328               700
     Apple (c)                                    2,898             1,283
     Bankrate*                                   39,776               475
     Cognizant Technology Solutions, Cl A*        9,162               702
     eBay*                                       17,107               928
     Equinix*                                     7,619             1,648
     Google, Cl A*                                2,154             1,710
     QUALCOMM* (c)                               24,295             1,626
     Stamps.com*                                 12,655               316
     TiVo*                                       28,075               348
                                                                    -----
                                                                    9,736
                                                                    -----

  Materials -- 3.5%
     Monsanto                                    11,797             1,246
                                                                    -----
  Telecommunication Services -- 2.8%
     American Tower REIT, Cl A (c)                6,603               508
     SBA Communications, Cl A* (c)                6,625               477
                                                                    -----
                                                                      985
                                                                    -----
Total Common Stock
(Cost $31,012) (000)                                               34,961
                                                                   ------


  Time Deposit -- 12.4%
     Brown Brothers, 0.031% (b)                 $ 4,431             4,431
     (Cost $4,431) (000)                                           ------


Total Investments -- 110.6%
(Cost $35,443) (000)                                             $ 39,392
                                                                 ========

Schedule of Securities Sold Short
Common Stock -- (51.1)%
  Consumer Discretionary -- (19.1)%
     Amazon.com                            (589)           $ (157)
     Best Buy                              (19,782)          (438)
     Burger King Worldwide                 (27,323)          (522)
     Darden Restaurants                    (3,610)           (186)
     DeVry                                 (14,344)          (456)
     DIRECTV*                              (2,610)           (148)
     DISH Network, Cl A                    (3,710)           (140)
     GameStop, Cl A                        (6,794)           (190)
     Gannett                               (17,409)          (381)
     Garmin                                (11,825)          (391)
     GNC Holdings, Cl A                    (8,614)           (338)



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK FUNDS LOGO]                     RiverPark Long/Short Opportunity Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Shares          Value (000)
--------------------------------------------------------------------------------

     Guess?                                      (6,500)         $   (162)
     Macy's                                      (6,095)             (255)
     Netflix*                                    (1,838)             (348)
     Nielsen Holdings                           (15,266)             (547)
     Six Flags Entertainment                     (5,693)             (413)
     Sony ADR                                   (37,156)             (646)
     Staples                                    (26,438)             (355)
     Starz - Liberty Capital*                   (12,968)             (287)
     Strayer Education                           (3,333)             (161)
     Weight Watchers International               (6,434)             (271)
                                                                   -------
                                                                   (6,792)
                                                                   -------
  Consumer Staples -- (1.7)%
     Green Mountain Coffee Roasters*             (3,638)             (207)
     Walgreen                                    (8,062)             (384)
                                                                   -------
                                                                     (591)
                                                                   -------
  Energy -- (1.8)%
     CONSOL Energy                               (5,890)             (198)
     First Solar*                                (9,612)             (259)
          Peabody Energy                         (8,291)             (176)
                                                                    ------
                                                                     (633)
                                                                    ------
  Financials -- (1.7)%
     Green Dot, Cl A*                           (14,719)             (246)
     Legg Mason                                  (5,641)             (181)
     Progressive                                 (7,146)             (181)
                                                                    ------
                                                                     (608)
                                                                    ------
  Health Care -- (0.5)%
     Cerner*                                     (1,890)             (179)
                                                                    -----

  Hedge -- (2.5)%
     iShares Russell 1000 Growth Index          (12,540)             (895)
                                                                    ------

  Industrials -- (5.6)%
     General Dynamics                            (3,524)             (249)
     Huntington Ingalls Industries               (6,402)             (341)
     Iron Mountain                              (15,391)             (559)
     Lockheed Martin                             (2,942)             (284)
     Northrop Grumman                            (4,320)             (303)
     Pitney Bowes                               (16,456)             (244)
                                                                   -------
                                                                   (1,980)
                                                                   -------
Information Technology -- (18.3)%
     Activision Blizzard                        (29,513)             (430)
     Akamai Technologies*                        (7,681)             (271)
     Corning                                    (33,130)             (441)
     Electronic Arts*                           (28,353)             (502)
     Facebook, Cl A*                             (5,606)             (144)
     Flextronics International*                 (80,285)             (543)
     Hewlett-Packard*                           (24,271)             (579)
     IAC                                         (4,122)             (184)
     Intel                                      (17,007)             (372)
     Jabil Circuit                              (17,242)             (319)
     Lexmark International, Cl A                (15,825)             (418)


--------------------------------------------------------------------------------
                                                Shares/
Description                                    Contracts         Value (000)
--------------------------------------------------------------------------------

     Linear Technology                           (3,912)      $      (150)
     Microsoft                                  (25,471)             (728)
     NetApp*                                     (5,161)             (176)
     Nokia ADR                                  (67,535)             (221)
     Rackspace Hosting*                          (5,109)             (258)
     Research In Motion*                        (30,112)             (435)
     Western Union                              (10,552)             (159)
     Yahoo!*                                     (8,089)             (190)
                                                                   -------
                                                                   (6,520)
                                                                   -------

Total Common Stock
(Proceeds $16,755) (000)                                          (18,198)
                                                                 ---------

Total Securities Sold Short
(Proceeds $16,755) (000)                                         $(18,198)
                                                                 =========

Purchased Options -- 0.1% *
     Apple, Call Option
       Expires 06/22/13, Strike Price
       $460                                           9        $       16
       Expires 06/22/13, Strike Price
       $450                                          13                27
                                                                 --------

Total Purchased Options
(Cost $68) (000)                                               $       43
                                                                 ========

Written Options -- (0.1)% *
     Apple, Call Option
       Expires 06/22/13, Strike Price
       $500                                         (22)       $      (15)
     Apple, Put Option
       Expires 06/22/13, Strike Price
       $455                                         (11)              (37)
                                                                  --------

Total Written Options
(Premiums Received $69) (000)                                  $      (52)
                                                                  ========

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments carried at value (000):

Investments in Securities              Level 1       Level 2          Level 3           Total
                                       ------------------------------------------------------
  Common Stock                         $  34,961      $    --         $    --       $  34,961
  Time Deposit                                --        4,431              --           4,431
                                       ---------     --------         -------        --------
  Total Investments in Securities      $  34,961      $ 4,431         $    --       $  39,392
                                       =========     ========         =======        ========

Liabilities                            Level 1       Level 2          Level 3           Total
                                       ------------------------------------------------------
  Common Stock                         $ (18,198)    $     --         $    --       $ (18,198)
                                       ---------     --------         -------        --------
  Total Liabilities                    $ (18,198)    $     --         $    --       $ (18,198)
                                       =========     ========         =======        ========

Other Financial Instruments            Level 1       Level 2          Level 3           Total
                                       ------------------------------------------------------
Purchased Options                      $      43     $     --         $    --        $     43
Written Options                              (52)          --              --             (52)
Total Return Swaps^                           --           --              --              --
                                       ---------     --------         -------        --------
Total Other Financial Instruments      $      (9)    $     --         $    --        $     (9)
                                       =========     ========         =======        ========

^    Total Return Swaps are valued at the unrealized appreciation
     (depreciation) the instrument. The Total Return Swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of March 31, 2013. The swaps are considered Level 2.

     Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK FUNDS LOGO]                               RiverPark Large Growth Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at March 31, 2013, was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Net Unrealized
                                                                                                                      Appreciation
                                                                                         Termination    Notional     (Depreciation)
Counterparty    Reference Entity/Obligation           Fund Pays          Fund Receives       Date     Amount (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   Accretive Health              Fed Funds 1-Day - 0.45%     Total Return     08/20/13       32           $   --
Goldman Sachs   Alliance Data Systems         Fed Funds 1-Day - 0.45%     Total Return     09/10/13       33               --
Goldman Sachs   American Tower REIT           Fed Funds 1-Day - 0.45%     Total Return     10/11/13       47               --
Goldman Sachs   Apple                         Fed Funds 1-Day - 0.45%     Total Return     06/19/13      286               --
Goldman Sachs   Cabot Oil & Gas               Fed Funds 1-Day - 0.45%     Total Return     10/11/13       24               --
Goldman Sachs   Charles Schwab                Fed Funds 1-Day - 0.45%     Total Return     09/10/13      111               --
Goldman Sachs   CME Group                     Fed Funds 1-Day - 0.45%     Total Return     10/11/13       25               --
Goldman Sachs   Discovery Communications      Fed Funds 1-Day - 0.45%     Total Return     05/24/13       22               --
Goldman Sachs   Dollar Tree                   Fed Funds 1-Day - 0.45%     Total Return     08/21/13      393               --
Goldman Sachs   Mastercard                    Fed Funds 1-Day - 0.45%     Total Return     09/03/13      114               --
Goldman Sachs   National Oilwell Varco        Fed Funds 1-Day - 0.45%     Total Return     05/24/13       30               --
Goldman Sachs   priceline.com                 Fed Funds 1-Day - 0.45%     Total Return     06/04/13      263               --
Goldman Sachs   QUALCOMM                      Fed Funds 1-Day - 0.45%     Total Return     05/24/13      186               --
Goldman Sachs   SBA Communications            Fed Funds 1-Day - 0.45%     Total Return     10/11/13       61               --
Goldman Sachs   Schlumberger                  Fed Funds 1-Day - 0.45%     Total Return     09/03/13       77               --
Goldman Sachs   Visa                          Fed Funds 1-Day - 0.45%     Total Return     06/04/13      119               --
Goldman Sachs   Walt Disney                   Fed Funds 1-Day - 0.45%     Total Return     06/19/13      423               --
                                                                                                                       ------
                                                                                                                       $   --
                                                                                                                       ======

     Percentages are based on Net Assets of $35,615 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Securities considered Master Limited Partnership. At March 31, 2013, these securities amounted to $3,004 (000) or 8.4% of Net Assets.
(b)  Rate shown is the simple yield as of March 31, 2013.
(c)  Underlying security for a total return swap.
ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK FUNDS LOGO]                      RiverPark/Gargoyle Hedged Value Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------

Sector Weighting+
22.8% Information Technology
15.7% Health Care
12.7% Financials
12.3% Consumer Discretionary
12.3% Energy
10.5% Industrials
5.6% Materials
5.4% Consumer Staples
2.5% Telecommunication Services
0.2% TimeDeposit

+ Percentages are based on total investments.  Excludes written options.


--------------------------------------------------------------------------------

Description                                      Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 101.3%
  Consumer Discretionary -- 12.5%
     Apollo Group, Cl A                           4,160            $   72
     Dana Holding                                18,900               337
     Dillard's, Cl A                              3,730               293
     DreamWorks Animation SKG, Cl A*              6,692               127
     Ford Motor                                  24,530               323
     GameStop, Cl A                               9,490               266
     General Motors*                             10,670               297
     MGM Resorts International*                  19,858               261
     Royal Caribbean Cruises                      7,112               236
     Sears Holdings*                              3,695               185
     Staples                                     25,700               345
     Time Warner Cable                            1,680               161
                                                                    -----
                                                                    2,903
                                                                    -----
  Consumer Staples -- 5.5%
     Kroger                                       8,180               271
     Safeway                                     16,110               425
     Smithfield Foods*                           10,937               290
     Tyson Foods, Cl A                           11,465               284
                                                                    -----
                                                                    1,270
                                                                    -----
  Energy -- 12.5%
     Alpha Natural Resources*                    20,170               166
     Apache                                       2,250               174
     Arch Coal                                   12,559                68
     ConocoPhillips                               5,156               310
     CVR Energy*                                  5,846               302
     HollyFrontier                                6,128               315
     Marathon Oil                                 2,908                98
     Newfield Exploration*                       11,400               256
     Peabody Energy                               9,640               204
     RPC                                          7,650               116
     SandRidge Energy*                           38,250               201
     Superior Energy Services*                    6,800               177
     Tesoro                                       4,752               278
     Valero Energy                                5,200               236
                                                                    -----
                                                                    2,901
                                                                    -----




--------------------------------------------------------------------------------
Description                                      Shares          Value (000)
--------------------------------------------------------------------------------
  Financials -- 12.9%
     Bank of New York Mellon                      9,318           $   261
     Capital One Financial*                       4,639               255
     CME Group, Cl A                              3,790               233
     CNO Financial Group                         21,503               246
     Erie Indemnity, Cl A                         4,301               325
     Legg Mason                                  11,525               371
     Leucadia National                           10,584               290
     Morgan Stanley                               7,300               160
     NASDAQ OMX Group                             6,704               216
     PartnerRe                                    3,710               345
     Reinsurance Group of America, Cl A           4,804               287
                                                                    -----
                                                                    2,989
                                                                    -----
  Health Care -- 15.9%
     Allscripts Healthcare Solutions*            19,310               263
     Amgen                                        2,460               252
     Boston Scientific*                          34,459               269
     Celgene*                                     3,148               365
     Community Health Systems                     9,770               463
     Eli Lilly                                    5,633               320
     Endo Health Solutions*                       4,550               140
     Medtronic                                    5,342               251
     Myriad Genetics*                             4,777               121
     Thoratec*                                    7,087               266
     United Therapeutics*                         5,020               306
     Warner Chilcott, Cl A                       24,963               338
     WellCare Health Plans*                       5,940               344
                                                                    -----
                                                                    3,698
                                                                    -----
  Industrials -- 10.7%
     Delta Air Lines*                            24,800               409
     Navistar International*                     11,670               403
     Northrop Grumman                             4,277               300
     Oshkosh*                                     6,655               283
     Pitney Bowes                                27,400               407
     Textron                                     11,480               342
     Timken                                       5,964               338
                                                                    -----
                                                                    2,482
                                                                    -----
  Information Technology -- 23.1%
     Activision Blizzard                         27,011               393
     AOL                                          9,696               373
     Apple                                        790                 350
     Brocade Communications Systems*             22,200               128
     Computer Sciences                            8,071               397
     Diebold                                      6,450               196
     Electronic Arts*                            20,490               363
     First Solar*                                 9,244               249
     Flextronics International*                  47,067               318
     Harris                                       4,004               186
     Hewlett-Packard*                            20,850               497
     IAC                                          2,230               100


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK FUNDS LOGO]                      RiverPark/Gargoyle Hedged Value Fund
                                                      March 31, 2013 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            Shares/Face
Description                                Amount (000)          Value (000)
--------------------------------------------------------------------------------

     Itron*                                       4,918           $   228
     KLA-Tencor                                   1,740                92
     Lexmark International, Cl A                  5,600               148
     SAIC                                         14,759              200
     Seagate Technology                           8,930               326
     Sohu.com*                                    3,604               179
     Symantec*                                    9,902               244
     Vishay Intertechnology*                      4,633                63
     Yahoo!*                                     14,630               344
                                                                    -----
                                                                    5,374
                                                                    -----
  Materials -- 5.7%
     Alcoa                                       33,557               286
     Cliffs Natural Resources                     8,017               153
     Graphic Packaging Holding*                  45,560               341
     Huntsman                                    16,800               312
     United States Steel                         11,350               221
                                                                    -----
                                                                    1,313
                                                                    -----
  Telecommunication Services -- 2.5%
     MetroPCS Communications*                    28,694               313
     NII Holdings*                               18,666                81
     Telephone & Data Systems                     6,570               138
     United States Cellular*                      1,502                54
                                                                    -----
                                                                      586
                                                                    -----

Total Common Stock
(Cost $20,013) (000)                                               23,516
                                                                   ------
Time Deposit -- 0.2%
     Brown Brothers, 0.031% (a)               $      37                37
                                                                   ------
     (Cost $37) (000)

Total Investments -- 101.5%
  (Cost $20,050) (000)                                           $ 23,553
                                                                 ========



--------------------------------------------------------------------------------
Description                                   Contracts          Value (000)
--------------------------------------------------------------------------------

Written Options -- (2.3)%*
  CBOE NASDAQ 100 Index, Call
   Option
    Expires 04/20/13, Strike Price
     $2,825                                          (6)        $     (16)
  CBOE Russell 2000 Index, Call
   Option
    Expires 04/20/13, Strike Price
     $945                                           (30)              (46)
    Expires 04/20/13, Strike Price
     $950                                           (16)              (20)
    Expires 04/20/13, Strike Price
     $955                                           (43)              (41)
    Expires 04/20/13, Strike Price
     $901                                           (25)             (112)
    Expires 04/20/13, Strike Price
     $920                                            (6)              (21)
    Expires 04/20/13, Strike Price
     $940                                           (18)              (34)
  CBOE S&P 500 Index, Call Option
    Expires 04/20/13, Strike Price
     $1,570                                         (46)              (81)
  S&P 500 Index, Call Option
    Expires 04/20/13, Strike Price
     $1,550                                          (7)              (20)
    Expires 04/20/13, Strike Price
     $1,505                                         (20)             (135)
                                                                 --------

Total Written Options
(Premiums Received $327) (000)                                   $   (526)
                                                                 =========


The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities            Level 1          Level 2      Level 3         Total
                                     ----------------------------------------------------
Common Stock                         $ 23,516         $    --      $   --        $ 23,516
Time Deposit                               --              37          --              37
                                     --------         -------      ------        --------
Total Investments in Securities      $ 23,516         $    37      $   --        $ 23,553
                                     ========         =======      ======        ========

Other Financial Instruments          Level 1          Level 2      Level 3         Total
                                     ----------------------------------------------------
Written Options                      $   (526)        $    --      $   --        $   (526)
                                     --------         -------      ------        --------
Total Other Financial
Instruments                          $   (526)        $    --      $   --        $   (526)
                                     ========         =======      ======        ========

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $23,214 (000).
*    Non-income producing security.
(a)  Rate shown is the simple yield as of March 31, 2013.
CBOE -- Chicago Board Options Exchange
Cl -- Class
S&P -- Standard & Poor's

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (000)
March 31, 2013 (UNAUDITED)                                                                                          [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------

                                                                           RiverPark Large      RiverPark/      RiverPark Short Term
                                                                            Growth Fund       Wedgewood Fund      High Yield Fund
                                                                           ---------------    --------------    --------------------
Assets:
Investments in Securities, at Value (Note 2)                             $     25,924        $    710,350       $      506,456
Cash                                                                                4                  39                   --
Other Prepaid Expenses                                                             16                  29                   24
Receivable Due from Adviser (Note 3)                                                4                  --                   --
Receivable for Dividend and Interest Income                                         4                 257               10,803
Receivable for Capital Shares Sold                                                  2               3,049                3,609
Receivable for Investment Securities Sold                                          --                  --               53,949
                                                                          -----------        ------------        -------------
  Total Assets                                                                 25,954             713,724              574,841
                                                                          -----------        ------------        -------------
Liabilities:
Payable for Investment Securities Purchased                                       125                  --               35,892
Payable Due to Administrative Services Plan (Note 3)                               19                 453                  298
Payable Due to Shareholder Servicing Agent (Note 3)                                15                 128                   89
Payable Due to Adviser (Note 3)                                                    14                 561                  315
Payable for Capital Shares Redeemed                                                 8                 236                1,054
Payable Due to Trustees                                                             5                   3                    3
Chief Compliance Officer Fees Payable                                               2                   2                    2
Payable Due to Administrator                                                        2                  57                   39
Due to Broker                                                                      --                  --               30,687
Income Distribution Payable                                                        --                  --                  101
Other Accrued Expenses                                                             25                  64                   55
                                                                         ------------       -------------        -------------
  Total Liabilities                                                               215               1,504               68,535
                                                                         ------------       -------------        -------------
Net Assets                                                               $     25,739       $     712,220        $     506,306
                                                                         ============       =============        =============
Net Assets Consist of:
Paid-in Capital                                                          $     22,065       $     635,383        $     507,477
Undistributed Net Investment Income (Accumulated Net Investment Loss)              48                (903)                 231
Accumulated Net Realized Gain (Loss) on Investments                              (134)              2,395               (2,462)
Net Unrealized Appreciation on Investments                                      3,760              75,345                1,060
                                                                         ------------       -------------        -------------
Net Assets                                                               $     25,739       $     712,220        $     506,306
                                                                         ============       =============        =============
Investments in Securities, at Cost                                       $     22,164       $     635,005        $     505,396
Net Assets - Institutional Class Shares(1)                               $  5,215,620       $ 496,828,685        $ 267,702,955
                                                                         ============       =============        =============
Net Assets - Retail Class Shares(1)                                      $ 20,523,084       $ 215,390,869        $ 238,603,181
                                                                         ============       =============        =============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                   355,336          33,957,271           26,823,032
                                                                         ============       =============        =============
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                 1,404,909          14,807,254           23,937,788
                                                                         ============       =============        =============
Institutional Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares(2)                       $      14.68       $       14.63         $       9.98
                                                                         ============       =============        =============
Retail Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares(2)                              $      14.61       $       14.55         $       9.97
                                                                         ============       =============        =============

(1)  Shares and Net Assets have not been rounded.

(2) The above Net Asset Value's per share may vary from officially released Net Asset Value's per share due to necessary US GAAP financial statement accrual adjustments.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (000)
March 31, 2013 (UNAUDITED)                                                                                          [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                RiverPark
                                                                                                Long/ Short       RiverPark/Gargoyle
                                                                                             Opportunity Fund     Hedged Value Fund
                                                                                             ----------------     ------------------
Assets:
Investments in Securities, at Value (Note 2)                                               $       39,392       $      23,553
Deposits with Brokers for Securities Sold Short                                                    14,288                  --
Cash Collateral on Swap Contracts                                                                     250                  --
Receivable for Investment Securities Sold                                                             218                 101
Purchased Options, at Value                                                                            43                  --
Other Prepaid Expenses                                                                                 24                  24
Receivable for Capital Shares Sold                                                                     19                 128
Receivable Due from Adviser (Note 3)                                                                    9                  10
Deferred Offering Costs                                                                                --                   5
Receivable for Dividend and Interest Income                                                             4                  21
                                                                                           --------------        ------------
  Total Assets                                                                                    54,247              23,842
                                                                                           --------------        ------------
Liabilities:
Securities Sold Short, at Value (Note 2)                                                           18,198                  --
Payable for Investment Securities Purchased                                                           214                  --
Written Options, at Value (Note 2)                                                                     52                 526
Dividends Payable on Securities Sold Short                                                             28                  --
Payable for Capital Shares Redeemed                                                                    23                  --
Payable Due to Adviser (Note 3)                                                                        45                  17
Payable Due to Administrative Services Plan (Note 3)                                                    6                  --
Payable Due to Trustees                                                                                 5                   5
Payable Due to Administrator                                                                            3                   2
Chief Compliance Officer Fees Payable                                                                   2                   2
Payable Due to Shareholder Servicing Agent (Note 3)                                                     2                   1
Payable Due to Custodian                                                                               --                  57
Other Accrued Expenses                                                                                 54                  18
                                                                                           --------------      --------------
  Total Liabilities                                                                                18,632                 628
                                                                                           --------------      --------------
Net Assets                                                                                 $       35,615      $       23,214
                                                                                           ==============      ==============
Net Assets Consist of:
Paid-in Capital                                                                            $       35,699      $       19,902
Undistributed Net Investment Income (Accumulated Net Investment Loss)                                (381)                 45
Accumulated Net Realized Loss on Investments, Purchased Options, Written Options,
  Swap Contracts and Securities Sold Short                                                         (2,201)                (37)
Net Unrealized Appreciation on Investments, Purchased Options, Written Options,
  Swap Contracts and Securities Sold Short                                                          2,498               3,304
                                                                                           --------------        ------------
Net Assets                                                                                 $       35,615      $       23,214
                                                                                           ==============      ==============
Investments in Securities, at Cost                                                         $       35,443      $       20,050
Securities Sold Short, Proceeds                                                                    16,755                  --
Purchased Options, at Cost                                                                             68                  --
Written Options, Premiums Received                                                                     69                 327
Net Assets - Institutional Class Shares(1)                                                 $   27,403,099      $   19,201,379
                                                                                           ==============      ==============
Net Assets - Retail Class Shares(1)                                                        $    8,211,624      $    4,013,036
                                                                                           ==============      ==============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1) (Unlimited Authorization -- No Par Value)          2,778,059           1,678,568
                                                                                           ==============      ==============
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1) (Unlimited Authorization -- No Par Value)            833,995             351,589
                                                                                           ==============      ==============
Institutional Class Shares:
Net Asset Value, Offering and Redemption Price Per Share -- Institutional Class Shares(2)  $         9.86      $        11.44
                                                                                           ==============      ==============
Retail Class Shares:
Net Asset Value, Offering and Redemption Price Per Share -- Retail Class Shares(2)         $         9.85      $        11.41
                                                                                           ==============      ==============


(1)  Shares and Net Assets have not been rounded.
(2) The above Net Asset Value's per share may vary from officially released Net Asset Value's per share due to necessary US GAAP financial statement accrual adjustments.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2013 (UNAUDITED)                                                                                          [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 RiverPark
                                                                           RiverPark Large     RiverPark/     Short Term High
                                                                            Growth Fund      Wedgewood Fund     Yield Fund
                                                                           ---------------   --------------   ---------------
Investment Income:
Dividends                                                                    $    192           $ 2,134         $    369
Interest                                                                           --                 4            9,259
                                                                             --------           -------         --------
Total Investment Income                                                           192             2,138            9,628
                                                                             --------           -------         --------
Expenses:
Investment Advisory Fees (Note 3)                                                  70             1,827            1,149
Advisory Waiver Recapture (Note 3)                                                 --               178               50
Shareholder Service Fees(1) (Note 3)                                               22               230              224
Administrator Fees (Note 3)                                                        12               302              190
Administrative Services Fee, Retail Class Shares (Note 3)                          11                79              101
Administrative Services Fee, Institutional Class Shares (Note 3)                    3               162               98
Chief Compliance Officer Fees (Note 3)                                              4                 4                4
Trustees' Fees (Note 3)                                                             3                 3                3
Registration Fees                                                                  12                60               37
Professional Fees                                                                   8                31               23
Transfer Agent Fees                                                                 5               132               80
Custodian Fees                                                                      2                 5                5
Printing Fees                                                                       1                20               12
Insurance and Other Fees                                                            8                 8               16
                                                                            ---------            ------          -------
  Total Expenses                                                                  161             3,041            1,992
                                                                            ---------            ------          -------
Fees Waived by Adviser (Note 3)                                                   (31)               --               --
                                                                            ---------            ------          -------
  Net Expenses                                                                    130             3,041            1,992
                                                                            ---------            ------          -------
Net Investment Income (Loss)                                                       62              (903)           7,636
                                                                            ---------            ------          -------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                                    (121)            2,577           (2,308)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                                   2,499            32,927              817
                                                                             --------          --------        ---------
Net Realized and Unrealized Gain (Loss)                                         2,378            35,504           (1,491)
                                                                             --------          --------        ---------
Net Increase in Net Assets Resulting from Operations                         $  2,440          $ 34,601        $   6,145
                                                                             ========          ========        =========

(1) Attributable to Retail Class Shares only.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Operation (000)
For the Six Month Period Ended
March 31, 2013 (UNAUDITED)                                                                                          [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------
                                                                             RiverPark              RiverPark/
                                                                             Long/ Short          Gargoyle Hedged
                                                                           Opportunity Fund          Value Fund
                                                                           ----------------        --------------
Investment Income:
Dividends                                                                  $    264                   $  233
Foreign taxes withheld                                                           (1)                      --
                                                                           --------                   ------
  Total Investment Income                                                       263                      233
                                                                           --------                   ------
Expenses:
Investment Advisory Fees (Note 3)                                               222                       90
Administrator Fees (Note 3)                                                      16                       11
Administrative Services Fee, Institutional Class Shares (Note 3)                 13                        2
Administrative Services Fee, Retail Class Shares (Note 3)                         3                        1
Shareholder Service Fees(1) (Note 3)                                              6                        3
Chief Compliance Officer Fees (Note 3)                                            4                        4
Trustees' Fees (Note 3)                                                           2                        2
Dividend Expense                                                                238                       --
Stock Loan Fee                                                                  129                       --
Offering Costs                                                                   21                       30
Professional Fees                                                                 8                        8
Registration Fees                                                                 7                        6
Transfer Agent Fees                                                               7                        5
Custodian Fees                                                                    2                        3
Printing Fees                                                                     1                        1
Insurance and Other Fees                                                          8                        8
                                                                           --------                   ------
  Total Expenses                                                                687                      174
                                                                           --------                   ------
Fees Waived by Adviser (Note 3)                                                 (43)                     (45)
                                                                           --------                   ------
  Net Expenses                                                                  644                      129
                                                                           --------                   ------
Net Investment Income (Loss)                                                   (381)                     104
                                                                           --------                   ------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                                  (558)                   1,159
  Purchased & Written Options                                                   (40)                    (727)
  Securities Sold Short                                                      (1,533)                      --
  Swaps Contracts                                                               128                       --
  Foreign Currency Transactions                                                  (2)                      --
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                                 3,609                    3,064
  Purchased & Written Options                                                    57                     (344)
  Securities Sold Short                                                      (1,708)                      --
                                                                           --------                  -------
Net Realized and Unrealized Gain (Loss)                                         (47)                   3,152
                                                                           --------                  -------
Net Increase (Decrease) in Net Assets Resulting from Operations            $   (428)                 $ 3,256
                                                                           ========                  =======

(1) Attributable to Retail Class Shares only.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)                                                                           [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------
                                                             RiverPark Large Growth Fund               RiverPark/Wedgewood Fund
                                                         ------------------------------------     ----------------------------------
                                                           Six Month                               Six Month
                                                         Period Ended                             Period Ended
                                                         March 31, 2013       Year Ended          March 31, 2013     Year Ended
                                                          (Unaudited)      September 30, 2012      (Unaudited)    September 30, 2012
                                                          -------------    ------------------     --------------  ------------------
Operations:
Net Investment Income (Loss)                              $      62           $     (2)           $     (903)       $   (1,069)
Net Realized Gain (Loss) on Investments                        (121)                98                 2,577             2,767
Net Change in Unrealized Appreciation of Investments          2,499              1,398                32,927            43,493
                                                          ---------           --------             ---------         ---------
Net Increase in Net Assets Resulting from Operations          2,440              1,494                34,601            45,191
                                                          ---------           --------             ---------         ---------
Distributions to Shareholders From:
Net Investment Income:
     Institutional Class Shares                                  (7)                --                    --                --
     Retail Class Shares                                        (15)                --                    --                --
Net Realized Gains:
     Institutional Class Shares                                 (17)                --                (1,058)               --
     Retail Class Shares                                        (74)                --                  (540)               --
                                                          ---------           --------             ---------         ---------
Total Distributions to Shareholders                            (113)                --                (1,598)               --
                                                          ---------           --------             ---------         ---------
Capital Share Transactions:
Institutional Class Shares:
     Shares Issued                                              939                255               234,313           234,071
     Shares Issued as Reinvestment of Distributions              24                 --                   748                --
     Shares Redeemed                                             --                 --               (40,677)          (14,322)
                                                          ---------           --------             ---------         ---------
Net Increase in Net Assets from Institutional
  Class Shares Transactions                                     963                255               194,384           219,749
                                                          ---------           --------             ---------         ---------
Retail Class Shares:
     Shares Issued                                            5,046             14,895                69,092           168,353
     Shares Issued as Reinvestment of Distributions              89                 --                   536                --
     Shares Redeemed                                         (1,873)              (355)              (37,393)          (13,940)
                                                          ---------           --------             ---------         ---------
Net Increase in Net Assets from Retail Class Shares
  Transactions                                                3,262             14,540                32,235           154,413
                                                          ---------           --------             ---------         ---------
Net Increase in Net Assets from Capital Share
  Transactions                                                4,225             14,795               226,619           374,162
                                                          ---------           --------             ---------         ---------
Net Increase in Net Assets                                    6,552             16,289               259,622           419,353
Net Assets:
Beginning of period                                          19,187              2,898               452,598            33,245
                                                          ---------           --------             ---------         ---------
End of period                                             $  25,739           $ 19,187             $ 712,220         $ 452,598
                                                          =========           ========              ========         =========
Undistributed Net Investment Income (Accumulated Net
  Investment Loss)                                        $      48           $      8             $    (903)        $      --
                                                          =========           ========              ========         =========
Shares Issued and Redeemed:
Institutional Class Shares
     Shares Issued                                               66                 23                16,701            18,019
     Shares Issued as Reinvestment of Distributions               2                 --                    54                --
     Shares Redeemed                                             --                 --                (2,897)           (1,118)
                                                          ---------           --------             ---------         ---------
Net Increase in Institutional Class Shares                       68                 23                13,858            16,901
                                                          ---------           --------             ---------         ---------
Retail Class Shares
     Shares Issued                                              373              1,170                 4,923            13,618
     Shares Issued as Reinvestment of Distributions               7                 --                    39                --
     Shares Redeemed                                           (140)               (28)               (2,716)           (1,080)
                                                          ---------           --------             ---------         ---------
Net Increase in Retail Class Shares                             240              1,142                 2,246            12,538
                                                          ---------           --------             ---------         ---------
Net Increase in Share Transactions                              308              1,165                16,104            29,439
                                                          =========           ========              ========         =========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)                                                                           [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------

                                                        RiverPark Short Term High Yield Fund   RiverPark Long/Short Opportunity Fund
                                                        ------------------------------------   -------------------------------------
                                                           Six Month                               Six Month
                                                          Period Ended                            Period Ended
                                                         March 31, 2013      Year Ended          March 31, 2013     Period Ended
                                                           (Unaudited)    September 30, 2012       (Unaudited)   September 30, 2012*
                                                         --------------   ------------------      -------------  -------------------
Operations:
Net Investment Income (Loss)                              $   7,636          $   3,914            $     (381)        $    (207)
Net Realized Gain (Loss) on Investments, Written &
  Purchased Options and Securities Sold Short                (2,308)               (51)               (2,005)              158
Net Change in Unrealized Appreciation of Investments,
  Written & Purchased Options, Swap Contracts and
  Securities Sold Short                                         817                429                 1,958               540
                                                          ---------          ---------            ----------          --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                  6,145              4,292                  (428)              491
                                                          ---------          ---------            ----------          --------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                 (3,818)            (2,416)                   --                --
  Retail Class Shares                                        (3,654)            (1,431)                   --                --
Net Realized Gains:
  Institutional Class Shares                                     --                 --                  (199)               --
  Retail Class Shares                                            --                 --                   (48)               --
                                                          ---------          ---------            ----------          --------
Total Distributions to Shareholders                          (7,472)            (3,847)                 (247)               --
                                                          ---------          ---------            ----------          --------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                             198,230             92,917                10,322             9,038
  Shares Issued in Connection with In-Kind Contribution
    (see Note 5)                                                 --                 --                    --            10,680
  Shares Issued as Reinvestment of Distributions              3,493              2,389                   198                --
  Shares Redeemed                                           (33,581)           (14,327)               (2,549)             (109)
                                                          ---------          ---------            ----------          --------
Net Increase in Net Assets from Institutional Class
  Shares Transactions                                       168,142             80,979                 7,971            19,609
                                                          ---------          ---------            ----------          --------
Retail Class Shares:
  Shares Issued                                             170,509             99,130                 5,519             4,266
  Shares Issued as Reinvestment of Distributions              3,587              1,324                    47                --
  Shares Redeemed                                           (32,530)            (8,919)               (1,543)              (70)
                                                          ---------          ---------            ----------          --------
Net Increase in Net Assets from Retail Class Shares
  Transactions                                              141,566             91,535                 4,023             4,196
                                                          ---------          ---------            ----------          --------
Net Increase in Net Assets from Capital Shares
  Transactions                                              309,708            172,514                11,994            23,805
                                                          ---------          ---------            ----------          --------
Net Increase in Net Assets                                  308,381            172,959                11,319            24,296
Net Assets:
Beginning of Period                                         197,925             24,966                24,296                --
                                                          ---------          ---------            ----------          --------
End of Period                                             $ 506,306          $ 197,925            $   35,615          $ 24,296
                                                          =========          =========            ==========          ========
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                       $     231          $      67            $     (381)         $     --
                                                          =========          =========            ==========          ========
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                              19,815              9,298                 1,045               915
  Shares Issued in Connection with In-Kind
    Contribution (see Note 5)                                    --                 --                    --             1,068
  Shares Issued as Reinvestment of Distributions                350                239                    21                --
  Shares Redeemed                                            (3,359)            (1,431)                 (260)              (11)
                                                          ---------          ---------            ----------          --------
Net Increase in Institutional Class Shares                   16,806              8,106                   806             1,972
                                                          ---------          ---------            ----------          --------
Retail Class Shares:
  Shares Issued                                              17,057              9,921                   561               432
  Shares Issued as Reinvestment of Distributions                360                133                     5                --
  Shares Redeemed                                            (3,256)              (893)                 (157)               (7)
                                                          ---------          ---------            ----------          --------
Net Increase in Retail Class Shares                          14,161              9,161                   409               425
                                                          ---------          ---------            ----------          --------
Net Increase in Share Transactions                           30,967             17,267                 1,215             2,397
                                                          =========          =========            ==========          ========

* Fund commenced operations on March 30, 2012.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       15

Statements of Changes in Net Assets (000)                                                          [RIVERPARK LOGO]
-------------------------------------------------------------------------------------------------------------------
                                                                        RiverPark Gargoyle Hedged Value Fund
                                                                ---------------------------------------------------
                                                                   Six Month Period
                                                                 Ended March 31, 2013              Period Ended
                                                                       (Unaudited)              September 30, 2012*
                                                                 --------------------           -------------------
Operations:
Net Investment Income                                                $       104                   $        87
Net Realized Gain (Loss) on Investments and Written Options                  432                          (533)
Net Change in Unrealized Appreciation of Investments and
  Written Options                                                          2,720                           584
                                                                      ----------                    ----------
Net Increase in Net Assets Resulting from Operations                       3,256                           138
                                                                      ----------                    ----------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                                (132)                           --
  Retail Class Shares                                                        (14)                           --
Net Realized Gains:
  Institutional Class Shares                                                (340)                           --
  Retail Class Shares                                                        (37)                           --
                                                                      ----------                    ----------
Total Distributions to Shareholders                                         (523)                           --
                                                                      ----------                    ----------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                                              648                         3,519
  Shares Issued in Connection with In-Kind Contribution
   (see Note 5)                                                               --                        14,390
  Shares Issued as Reinvestment of Distributions                             468                            --
  Shares Redeemed                                                         (1,246)                       (1,135)
                                                                      ----------                    ----------
Net Increase (Decrease) in Net Assets from Institutional
  Class Shares Transactions                                                 (130)                       16,774
                                                                      ----------                    ----------
Retail Class Shares:
  Shares Issued                                                            3,340                           396
  Shares Issued as Reinvestment of Distributions                              50                            --
  Shares Redeemed                                                            (80)                           (7)
                                                                      ----------                    ----------
Net Increase in Net Assets from Retail Class Shares
  Transactions                                                             3,310                           389
                                                                      ----------                    ----------
Net Increase in Net Assets from Capital Share Transactions                 3,180                        17,163
                                                                      ----------                    ----------
Net Increase in Net Assets                                                 5,913                        17,301
Net Assets:
Beginning of Period                                                       17,301                            --
                                                                      ----------                    ----------
End of Period                                                         $   23,214                     $  17,301
                                                                      ==========                     =========
Undistributed Net Investment Income                                   $       45                     $      87
                                                                      ==========                     =========
Shares Issued and Redeemed:
Institutional Class Shares
  Shares Issued                                                               59                           372
  Shares Issued in Connection with In-Kind Contribution
  (see Note 5)                                                                --                         1,439
  Shares Issued as Reinvestment of Distributions                              45                            --
  Shares Redeemed                                                           (119)                         (116)
                                                                      ----------                    ----------
Net Increase (Decrease) in Institutional Class Shares                        (15)                        1,695
                                                                      ----------                    ----------
Retail Class Shares:
  Shares Issued                                                              314                            41
  Shares Issued as Reinvestment of Distributions                               5                            --
  Shares Redeemed                                                             (7)                           (1)
                                                                      ----------                    ----------
Net Increase in Retail Class Shares                                          312                            40
                                                                      ----------                    ----------
Net Increase in Share Transactions                                           297                         1,735
                                                                      ==========                     =========

* Fund commenced operations on April 30, 2012.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       16

                      (This page intentionally left blank)


























--------------------------------------------------------------------------------
                                       17

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2013 (Unaudited) and Year Ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                    Net          Net        Realized and                   Dividends
                                Asset Value,  Investment   Unrealized Gains   Total from    from Net   Distributions   Distributions
                                 Beginning      Income       (Losses) on      Investment   Investment     from Net      from Return
                                 of Period    (Loss)(3)      Investments      Operations     Income     Realized Gains   of Capital
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares
     2013(5)                      $  13.27      $ 0.05        $  1.44          $   1.49    $ (0.02)       $  (0.06)         $   --
     2012                            10.09        0.01           3.17              3.18         --              --              --
     2011                            10.00       (0.01)          0.16(4)           0.15         --              --           (0.06)
  Retail Class Shares
     2013(5)                      $  13.21      $ 0.03        $  1.44          $   1.47    $ (0.01)       $  (0.06)         $   --
     2012                            10.07       (0.03)          3.17              3.14         --              --              --
     2011                            10.00       (0.04)          0.16(4)           0.12         --              --           (0.05)
RiverPark/Wedgewood Fund
  Institutional Class Shares
     2013(5)                      $  13.88      $(0.02)       $  0.81          $   0.79    $   --         $  (0.04)         $   --
     2012                            10.32       (0.05)          3.61              3.56        --               --              --
     2011                            10.00       (0.06)          0.40(4)           0.34        --(6)            --           (0.02)
  Retail Class Shares
     2013(5)                      $  13.82      $(0.03)       $  0.80          $   0.77    $   --         $  (0.04)         $   --
     2012                            10.30       (0.08)          3.60              3.52        --               --              --
     2011                            10.00       (0.09)          0.40(4)           0.31        --               --           (0.01)
RiverPark Short Term High Yield Fund
  Institutional Class Shares
     2013(5)                      $  10.01      $ 0.22        $ (0.05)         $   0.17    $ (0.20)       $     --         $   --
     2012                             9.88        0.44           0.08              0.52      (0.39)             --             --
     2011                            10.00        0.47          (0.15)             0.32      (0.44)             --             --
  Retail Class Shares
     2013(5)                      $   9.99      $ 0.21        $ (0.04)         $   0.17    $ (0.19)       $     --         $   --
     2012                             9.88        0.42           0.06              0.48      (0.37)             --             --
     2011                            10.00        0.43          (0.13)             0.30      (0.42)             --             --
RiverPark Long/Short Opportunity Fund
  Institutional Class Shares
     2013(5)                      $  10.14      $(0.13)       $ (0.06)         $ (0.19)     $   --        $  (0.09)        $   --
     2012(1)                         10.00       (0.13)          0.27             0.14          --              --             --
  Retail Class Shares
     2013(5)                      $  10.13      $(0.13)       $ (0.06)         $ (0.19)     $   --        $  (0.09)        $   --
     2012(1)                         10.04       (0.13)          0.22             0.09          --              --             --
RiverPark/Gargoyle Hedged Value Fund
  Institutional Class Shares
     2013(5)                      $   9.97      $ 0.06       $   1.70          $   1.76     $ (0.08)      $  (0.21)        $   --
     2012(2)                         10.00        0.05          (0.08)(4)         (0.03)         --             --             --
  Retail Class Shares
     2013(5)                      $   9.96      $ 0.04       $   1.69          $   1.73     $ (0.07)      $  (0.21)        $   --
     2012(2)                          9.83        0.05           0.08              0.13          --             --             --


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       18

                                                                           [RIVERPARK LOGO]
-------------------------------------------------------------------------------------------



                       Total       Net Asset Value,                        Net Assets,
                   Distributions    End of Period     Total Return++   End of Period (000)
-------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares
     2013(5)         $ (0.08)          $ 14.68            11.33%+           $ 5,216
     2012                 --             13.27            31.52+              3,804
     2011              (0.06)            10.09             1.44+              2,667
  Retail Class Shares
     2013(5)         $ (0.07)          $ 14.61            11.20%+          $ 20,523
     2012                 --             13.21            31.18+             15,383
     2011              (0.05)            10.07             1.19+                231
RiverPark/Wedgewood Fund
  Institutional Class Shares
     2013(5)         $ (0.04)          $ 14.63             5.74%           $496,829
     2012                 --             13.88            34.50+            279,016
     2011              (0.02)            10.32             3.37+             33,004
  Retail Class Shares
     2013(5)         $ (0.04)          $ 14.55             5.62%           $215,391
     2012                 --             13.82            34.17+            173,582
     2011              (0.01)            10.30             3.12+                241
RiverPark Short Term High Yield Fund
  Institutional Class Shares
     2013(5)         $ (0.20)          $  9.98             1.76%           $267,703
     2012              (0.39)            10.01             5.32+            100,224
     2011              (0.44)             9.88             3.27+             18,883
  Retail Class Shares
     2013(5)         $ (0.19)          $  9.97             1.64%           $238,603
     2012              (0.37)             9.99             4.88+             97,701
     2011              (0.42)             9.88             3.06+              6,083
RiverPark Long/Short Opportunity Fund
  Institutional Class Shares
     2013(5)         $ (0.09)          $  9.86            (1.74)%+         $ 27,403
     2012(1)              --             10.14             1.40+             19,994
  Retail Class Shares
     2013(5)         $ (0.09)          $  9.85            (1.84)%+          $ 8,212
     2012(1)              --             10.13             0.90+              4,302
RiverPark/Gargoyle Hedged Value Fund
   Institutional Class Shares
     2013(5)         $ (0.29)          $ 11.44            17.93%+          $ 19,201
     2012(2)              --              9.97            (0.30)+             1,689
  Retail Class Shares
     2013(5)         $ (0.28)          $ 11.41            17.77%+           $ 4,013
     2012(2)              --              9.96             1.32+                402


---------------------------------------------------------------------------------------------------
                       Ratio of Net          Ratio of Total
                  Expenses to Average     Expenses to Average       Ratio of Net
                 Net Assets, Including   Net Assets, Including   Investment Income
                    Dividend Expense       Dividend Expense      (Loss) to Average      Portfolio
                   and Stock Loan Fee     and Stock Loan Fee         Net Assets       Turnover Rate
----------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares
     2013(5)             1.00%                  1.28%                  0.79%              26%
     2012                1.00                   2.78                  (0.10)              24
     2011                1.00                   9.08                  (0.10)              73
  Retail Class Shares
     2013(5)             1.25%                  1.53%                  0.52%              26%
     2012                1.25                   1.74                  (0.20)              24
     2011                1.25                   9.76                  (0.32)              73
RiverPark/Wedgewood Fund
  Institutional Class Shares
     2013(5)             1.00%                  1.00%                 (0.24)%              8%
     2012                1.00                   1.03                  (0.40)              24
     2011                1.00                   2.83                  (0.59)              48
  Retail Class Shares
     2013(5)             1.25%                  1.25%                 (0.48)%              8%
     2012                1.25                   1.27                  (0.64)              24
     2011                1.25                   3.71                  (0.78)              48
RiverPark Short Term High Yield Fund
  Institutional Class Shares
     2013(5)             1.00%                  1.00%                  4.42%             300%
     2012                1.00                   1.12                   4.42              611
     2011                1.00                   2.12                   4.69              454
  Retail Class Shares
     2013(5)             1.25%                  1.25%                  4.21%             300%
     2012                1.25                   1.32                   4.23              611
     2011                1.25                   2.18                   4.28              454
RiverPark Long/Short Opportunity Fund
  Institutional Class Shares
     2013(5)             4.32%(7)               4.60%                 (2.57)%             36%
     2012(1)             3.49(8)                4.12                  (2.61)              20
  Retail Class Shares
     2013(5)             4.47%(7)               4.79%                 (2.59)%             36%
     2012(1)             3.68(8)                4.18                  (2.78)              20
RiverPark/Gargoyle Hedged Value Fund
   Institutional Class Shares
     2013(5)             1.25%                  1.69%                  1.08%              36%
     2012(2)             1.25                   1.94                   1.28               29
  Retail Class Shares
     2013(5)             1.50%                  1.95%                  0.80%              36%
     2012(2)             1.50                   1.99                   1.35               29

+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1) Institutional Class shares commenced operations on March 30, 2012 and Retail Class Shares commenced operations on April 3, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(2) Institutional Class shares commenced operations on April 30, 2012 and Retail Class Shares commenced operations on May 4, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(3)  Per share data was calculated using average shares for the period.
(4) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(5) Unless otherwise indicated, all ratios for the period have been annualized.
(6)  Amount represents less than $0.01 per share.
(7) Dividend expense and stock loan fee totaled 2.47% of average net assets for the six month period ended March 31, 2013. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.
(8) Dividend expense and stock loan fee totaled 1.64% of average net assets for the year ended September 30, 2012. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       19

Notes to Financial Statements
March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

1. Organization

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2013, the Trust was comprised of five funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Large Growth Fund and RiverPark/ Wedgewood Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund is high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. The investment objective of the RiverPark/Gargoyle Hedged Value Fund is to seek long-term capital appreciation while exposing investors to less risk than broad stock market indices. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund which is non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies.

Use of Estimates -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees ("the Board").

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a "Business Day"). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments and Schedule of Securities Sold Short.

For the six month period ended March 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period.

For the six month period ended March 31, 2013, there were no significant changes to the Funds' fair value methodologies.

--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2013 (Unaudited) (Continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Securities Sold Short -- As consistent with the RiverPark Long/Short Opportunity Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury Bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Written/Purchased Options -- Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund may sell uncovered call options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

Written equity and index options transactions entered into during the six month period ended March 31, 2013 are summarized as follows:

----------------------------------------------------------------------------------------------
                                                                          RiverPark Long/Short
                                                                           Opportunity Fund
----------------------------------------------------------------------------------------------
                                                 Number of Contracts      Premiums Received
----------------------------------------------------------------------------------------------
Balance at the beginning of the period                     --             $          --
Written                                                   152                   118,143
Closing buys                                             (119)                  (49,158)
----------------------------------------------------------------------------------------------
Balance at the end of the period                           33             $      68,985
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                          RiverPark/Gargoyle
                                                                          Hedged Value Fund
----------------------------------------------------------------------------------------------
                                                 Number of Contracts      Premiums Received
----------------------------------------------------------------------------------------------
Balance at the beginning of the period                    237             $     372,915
Written                                                 1,452                 2,505,869
Expired                                                    (8)                  (11,255)
Closing buys                                           (1,464)               (2,540,309)
----------------------------------------------------------------------------------------------
Balance at the end of the period                          217             $     327,220
----------------------------------------------------------------------------------------------


In addition to the option writing above, the RiverPark Long/Short Opportunity Fund purchased 22 options contracts and 250 options contracts expired in the current period for a realized loss of $80,709 with 22 purchased options outstanding. The realized loss from options purchased is included in net realized (loss) from purchased and written options on the Statement of Operations.

All written options and purchased options have equity risk exposure.

Swap Agreements -- The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund's restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.[][]An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. A Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2013 (Unaudited) (Continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile.[][]Equity swaps normally do not involve the delivery of securities or other underlying assets.[][]Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive.[][]Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. []In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.[][]To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss.[][]Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.[][]When entering into swap contracts, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the swap contract.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

For the six month period ended March 31, 2013, the RiverPark Long/Short Opportunity Fund purchased 62,201 swap contracts and closed 114,381 swap contracts in the current period for a realized gain of $128,024 with 33,879 swap contracts outstanding.

Master Limited Partnerships -- The Funds may invest in master limited partnerships ("MLPs"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners.[][]MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more
--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

of such parties.[]The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units.[][]Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation.[][]Holders of MLP units have limited control and voting rights on matters affecting the partnership.[][]In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.[][]As a partnership, an MLP has no tax liability at the entity level.[][]If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate.[][]If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).[][]Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds' shares.

Investment Transactions -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

Organization and Offering Costs -- Organizational costs of the RiverPark/Gargoyle Hedged Value Fund, which commenced operations on April 30, 2012, have been expensed as incurred. Offering costs, including the cost of printing the initial prospectus and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2013, the RiverPark/Gargoyle Hedged Value Fund had $4,878 remaining to be amortized.

Expenses -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund's do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2013 (Unaudited) (Continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes -- Each Fund intends to qualify or continue to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six month period ended March 31, 2013, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

3. Agreements

Investment Advisory Agreement -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund and the RiverPark Short Term High Yield Fund, 1.50% for the RiverPark Long/Short Opportunity Fund, and 0.90% for the RiverPark/Gargoyle Hedged Value Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of the Fund's average net assets for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund and the RiverPark Short Term High Yield Fund, 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Long/Short Opportunity Fund, and 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares of the Fund's average net assets for the RiverPark/Gargoyle Hedged Value Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination.

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares for RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Short Term High Yield Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Long/Short Opportunity Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares for RiverPark/ Gargoyle Hedged Value Fund. As of March 31, 2013, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:

FUND                                            Expiring 2014      Expiring 2015      Expiring 2016        Total
-----------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                     $  181,119         $   72,780           $ 30,698         $ 284,597
RiverPark/Wedgewood Fund                                --             37,500                 --            37,500
RiverPark Short Term High Yield Fund               114,770             87,817                 --           202,587
RiverPark Long/Short Opportunity Fund                   --             48,060             42,554            90,614
RiverPark/Gargoyle Hedged Value Fund                    --             46,262             44,787            91,049


RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund and RiverPark Long/Short Opportunity Fund and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to the RiverPark/Wedgewood Fund; Cohanzick Management Inc. ("Cohanzick"), as sub-adviser to the RiverPark Short Term High Yield Fund; and Gargoyle Investment Advisor LLC ("Gargoyle"), as sub-adviser to the RiverPark/Gargoyle Hedged Value Fund. With regard to the RiverPark Large Growth Fund and RiverPark Long/Short Opportunity Fund, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood, Cohanzick and Gargoyle with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

Administrator, Custodian and Transfer Agent -- SEI Investments Global Funds Services (the "Administrator") serves as the Funds' administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds' average daily net assets, subject to a minimum annual fee.

Brown Brothers Harriman & Co. (the "Custodian") serves as the Funds' custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' transfer agent pursuant to an Agency Agreement.


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2013 (Unaudited) (Continued)
--------------------------------------------------------------------------------

3. Agreements (continued)

Distribution Agreement -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the "Distributor") serves as the Funds' distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% (currently set at 0.15%) and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other -- Certain officers of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales, other than short-term investments, short sales, purchases to cover and short-term securities for the six month period March 31, 2013, were as follows:




                                                                Proceeds from
FUND                                       Purchases(000)        Sales (000)
                                           --------------       -------------
RiverPark Large Growth Fund                $   10,469           $   5,536
RiverPark/Wedgewood Fund                      250,448              44,632
RiverPark Short Term High Yield Fund          856,647             638,453
RiverPark Long/Short Opportunity Fund          18,306              10,353
RiverPark/Gargoyle Hedged Value Fund            9,153               7,314

There were no purchases or sales of U.S. Government securities for the six month period ended March 31, 2013.

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

5. In-Kind Contributions

As part of the Fund conversion on March 30, 2012, the RiverPark Long/Short Opportunity Fund received an in-kind contribution from the RiverPark Opportunity Fund, LLC, which consisted of $10,680,117 of cash, securities and securities sold short which were recorded at their then current value. As a result of the in-kind contribution, the RiverPark Long/Short Opportunity Fund issued 1,068,012 Institutional Class Shares at a $10/share net asset value.

As part of the Fund conversion on April 30, 2012, the RiverPark/Gargoyle Hedged Value Fund received an in-kind contribution from the Gargoyle Hedge Value Fund L.P., which consisted of $14,389,843 of securities and written options which were recorded at their then current value. As a result of the in-kind contribution, the RiverPark/Gargoyle Hedged Value Fund issued 1,438,984 Institutional Class Shares at a $10/share net asset value.

The in-kind contributions were treated as tax-free transactions for federal income tax purposes.

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2013 (Unaudited) (Continued)
--------------------------------------------------------------------------------

6. Federal Tax Information (continued)

The tax character of dividends and distributions declared during the last two years or periods ended September 30, 2012, was as follows (000):



                                                               Long-Term
Fund                                      Ordinary Income      Capital Gain      Return Of Capital      Total
--------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
2011                                      $      --            $     --          $      9               $   9
RiverPark/Wedgewood Fund
2011                                              1                  --                 5                   6
RiverPark Short Term High Yield Fund
2012                                          3,847                  --                --               3,847
2011                                            699                  --                --                 699



As of September 30, 2012, the components of distributable earnings on a tax basis were as follows (000):



                                                                                                                           Total
                                                                                                                       Distributable
                                      Undistributed Undistributed                             Unrealized    Other        Earnings
                                         Ordinary    Long-Term    Capital Loss Post-October  Appreciation  Temporary   (Accumulated
                                          Income    Capital Gain  Carryforward    Losses    (Depreciation) Differences     Losses)
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund           $    47          $ 44          $ --         $ --         $ 1,250       $   6       $  1,347
RiverPark/Wedgewood Fund                1,596            --            --          (59)         42,297          --         43,834
RiverPark Short Term High Yield Fund       68            --           (77)         (66)            233          (2)           156
RiverPark Long/Short Opportunity Fund     177            85            --           --           2,899       (2,570)          591
RiverPark/Gargoyle Hedged Value Fund      109            42            --           --           2,153       (1,725)          579



Post-October losses represent losses realized on investment transactions from November 1, 2011, through September 30, 2012, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010, may be carried forward for a maximum period of eight years and apply against future capital gains. At September 30, 2012, the breakdown of capital loss carryforwards was as follows (000):




Fund                                                          Expires 2019
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund                               $ 1

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):


                                            Short-Term      Long-Term
FUND                                           Loss            Loss      Total
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund           $76             $--        $76

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short and written & purchased options, at March 31, 2013, were as follows (000):



                                                                 Aggregate Gross      Aggregate Gross
                                                                    Unrealized          Unrealized         Net Unrealized
FUND                                       Federal Tax Cost        Appreciation       Depreciation          Appreciation
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                $    22,164             $  4,146           $    (386)             $   3,760
RiverPark/Wedgewood Fund                       635,005               93,519             (18,174)                75,345
RiverPark Short Term High Yield Fund           505,396                1,901                (841)                 1,060
RiverPark Long/Short Opportunity Fund           35,443                6,444              (2,495)                 3,949
RiverPark/Gargoyle Hedged Value Fund            20,050                5,468              (1,965)                 3,503


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2013 (Unaudited) (Continued)
--------------------------------------------------------------------------------

7. Other

On March 31, 2013, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.




FUND
----
RiverPark Large Growth Fund
     Institutional Class Shares                                          88%
     Retail Class Shares                                                 98%
RiverPark/Wedgewood Fund
     Institutional Class Shares                                          64%
     Retail Class Shares                                                 22%
RiverPark Short Term High Yield Fund
     Institutional Class Shares                                          75%
     Retail Class Shares                                                 86%
RiverPark Long/Short Opportunity Fund
     Institutional Class Shares                                          67%
     Retail Class Shares                                                 85%
RiverPark/Gargoyle Hedged Value Fund
     Institutional Class Shares                                          12%
     Retail Class Shares                                                 95%


In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.


--------------------------------------------------------------------------------

Disclosure of Fund Expenses
(Unaudited)                                                     [RIVERPARK LOGO]
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------

Disclosure of Fund Expenses
(Unaudited) (Continued)                                                                                             [RIVERPARK LOGO]
------------------------------------------------------------------------------------------------------------------------------------

                                                                       Beginning       Ending           Net            Expenses
                                                                        Account        Account       Annualized         Paid
                                                                         Value          Value         Expense          During
                                                                       10/1/12         3/31/13         Ratios          Period*
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Institutional Class Shares
     Actual Fund Return+                                             $ 1,000.00      $ 1,113.30        1.00%           $ 5.27
     Hypothetical 5% Return                                            1,000.00        1,019.95        1.00              5.04
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Retail Class Shares
     Actual Fund Return+                                               1,000.00        1,112.00        1.25              6.58
     Hypothetical 5% Return                                            1,000.00        1,018.70        1.25              6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Institutional Class Shares
     Actual Fund Return+                                               1,000.00        1,057.40        1.00              5.13
     Hypothetical 5% Return                                            1,000.00        1,019.95        1.00              5.04
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Retail Class Shares
     Actual Fund Return+                                               1,000.00        1,056.20        1.25              6.41
     Hypothetical 5% Return                                            1,000.00        1,018.70        1.25              6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Institutional Class Shares
     Actual Fund Return+                                               1,000.00        1,017.60        1.00              5.03
     Hypothetical 5% Return                                            1,000.00        1,019.95        1.00              5.04
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Retail Class Shares
     Actual Fund Return+                                               1,000.00        1,016.40        1.25              6.28
     Hypothetical 5% Return                                            1,000.00        1,018.70        1.25              6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Institutional Class Shares
     Actual Fund Return+                                               1,000.00        982.60          4.32**            21.30
     Hypothetical 5% Return                                            1,000.00        1,003.44        4.32**            21.53
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Retail Class Shares
     Actual Fund Return+                                               1,000.00        981.60          4.47**            22.08
     Hypothetical 5% Return                                            1,000.00        1,002.64        4.47**            22.32
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund -- Institutional Class Shares
     Actual Fund Return+                                               1,000.00        1,179.30        1.25              6.79
     Hypothetical 5% Return                                            1,000.00        1,018.70        1.25              6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund -- Retail Class Shares
     Actual Fund Return+                                               1,000.00        1,177.70        1.50              8.14
     Hypothetical 5% Return                                            1,000.00        1,017.45        1.50              7.54
------------------------------------------------------------------------------------------------------------------------------------




* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** The annualized expense ratios include dividend expense and stock loan fee during the six month period.

+ The actual returns for the above share classes may vary from the officially released share classes due to necessary US GAAP financial statement accrual adjustments.


--------------------------------------------------------------------------------

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






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






                      (This page intentionally left blank)

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                      156 West 56th Street, 17th Floor
                            New York, New York 10019

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 PRIME BROKERS:
                              Goldman Sachs & Co.
                          200 West Street, 3rd Floor
                            New York, New York 10282

                       Credit Suisse Securities (USA) LLC
                     300 Conshohocken State Road, Suite 600
                     West Conshohocken, Pennsylvania 19428

                                 TRANSFER AGENT
                               DST Systems, Inc.
                       333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                         1350 Euclid Avenue, Suite 800
                             Cleveland, Ohio 44115

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208




                                                                 RPF-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.





ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              RiverPark Funds Trust


By (Signature and Title)*                 /s/ Morty Schaja
                                          ----------------
                                          Morty Schaja
                                          President

Date: June 7, 2013





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Morty Schaja
                                           ----------------
                                           Morty Schaja
                                           President


Date: June 7, 2013


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson
                                          Chief Financial Officer and Treasurer

Date: June 7, 2013

* Print the name and title of each signing officer under his or her signature.